OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Prepayments for materials	5,107	7,509
Prepayments for R&D	97	110
Prepayments for utilities	550	571
Other prepayments	326	341
Deductible value-added tax input	154	207
Other receivables	1,504	1,662
Subtotal	7,738	10,400
Less: allowance for bad debts	(401)	(449)
Net balance	7,337	9,951